UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
 x_        Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
 October 1, 2021        to        December 31, 2021
Date of Report (Date of earliest event reported)   February 11, 2022_
Commission File Number of securitizer:     N/A
Central Index Key Number of securitizer:   0001894299
Roc Capital Holdings LLC1
 (Exact name of issuing entity as specified in its charter)
Maksim Stavinsky (212) 607-8306
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [x]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

1 Roc Capital Holdings LLC (“Roc”) is filing this Form ABS-15G in its capacity as sponsor of the Roc Mortgage Trust 2021-RTL1, Series 2021-RTL1 Notes transaction (the “Specified Transaction”), which is covered by this report, and to exempt its affiliate Roc360 Depositor, LLC, the depositor of the Specified Transaction, from filing a Form ABS-15G pursuant to Rule 15Ga-1(b).  In Roc’s capacity as sponsor, Roc is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold by Roc and its affiliates into the Specified Transaction. This report only contains information relating to the Specified Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which Roc may have acted as a securitizer.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Roc Capital Holdings LLC has indicated by check mark that there is no activity for the quarterly period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ROC CAPITAL HOLDINGS LLC (Securitizer)

	By:	/s/ Maksim Stavinsky
Name: Maksim Stavinsky
Title: Chief Operating Officer

Date: February 11, 2022